Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Income Fund of America
Entity Central Index Key	0000050013
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
The Income Fund of America - Class A
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class A
Trading Symbol	AMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 12.47% for the year ended July 31
, 202
5. That result compares with a 11.81% gain for the 65%
/3
5% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
r
eturns
	1 year	5 years	10 years
The Income Fund of America — Class A (with sales charge) *	6.01%	8.33%	7.10%
The Income Fund of America — Class A (without sales charge) *	12.47%	9.62%	7.73%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Inve
stors can
not invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index S
ervi
ces Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio hol dings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class C
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class C
Trading Symbol	IFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 139	1.31%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 11.60% for the year ended July 31, 2
02
5. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, inclu ding
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions
, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
The Income Fund of America — Class C (with sales charge) *	10.60%	8.80%	7.07%
The Income Fund of America — Class C (without sales charge) *	11.60%	8.80%	7.07%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When app lic
able, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The lin e c hart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class T
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class T
Trading Symbol	TIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 12.75% for the year ende
d J
uly 31,
2025.
That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S.
bond
market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class T (with sales charge) 2	9.95%	9.35%	7.77%
The Income Fund of America — Class T (without sales charge) 2	12.75%	9.90%	8.10%
S&P 500 Index 3	16.33%	15.88%	14.56%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	9.88%	10.12%
Bloomberg U.S. Aggregate Index 3	3.38%	(1.07) %	1.57%
1
Class T shares were first offered on
April 7, 2017
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and t
herefore, has
no expen
ses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-1
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-1
Trading Symbol	IFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.39% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for addit
ional periods,
incl
uding the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced
results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-1 *	12.39%	9.54%	7.65%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested
and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe nses
. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund st
ati
stics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-2
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-2
Trading Symbol	AMEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.66% for the yea
r end
ed July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional
periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After
a
sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-2 *	12.66%	9.83%	7.93%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect a ppl
icable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investo
r
s cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund s
tati
stics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-3
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-3
Trading Symbol	FIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.82% for the year ended July 31, 2025. That result
compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on ret
urns for addi
tional
periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class F-3 2	12.82%	9.95%	8.18%
S&P 500 Index 3	16.33%	15.88%	14.63%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	9.88%	10.18%
Bloomberg U.S. Aggregate Index 3	3.38%	(1.07) %	1.64%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expense
s. When applicable, re
sul
ts reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. In ve
stors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund sta
tis
tics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-A
Trading Symbol	CIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund cost s for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.39% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-A (with sales charge) *	8.44%	8.79%	7.29%
The Income Fund of America — Class 529-A (without sales charge) *	12.39%	9.57%	7.67%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-C
Trading Symbol	CIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (ba se d on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.57% for the year
ended
July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-C (with sales charge) *	10.57%	8.75%	7.26%
The Income Fund of America — Class 529-C (without sales charge) *	11.57%	8.75%	7.26%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-E
Trading Symbol	CIMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.18% for the year ended July 31,
2025
. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-E *	12.18%	9.32%	7.42%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-T
Trading Symbol	TFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important infor mati on about T he Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the las t year? (based on a hypothetical $10,0 00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.69% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class 529-T (with sales charge) 2	9.89%	9.30%	7.71%
The Income Fund of America — Class 529-T (without sales charge) 2	12.69%	9.85%	8.04%
S&P 500 Index 3	16.33%	15.88%	14.56%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	9.88%	10.12%
Bloomberg U.S. Aggregate Index 3	3.38%	(1.07) %	1.57%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key
fund statistics
Fund net assets (in millions )	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CIMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.57% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on ret ur
ns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-F-1 *	12.57%	9.76%	7.89%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) *Includes derivatives.
The Income Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.67% for the year ended July 31, 2025. That r es
ult compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
The Income Fund of America — Class 529-F-2 2	12.67%	10.73%
S&P 500 Index 3	16.33%	16.69%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	10.46%
Bloomberg U.S. Aggregate Index 3	3.38%	(0.85) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.76% for the year ended July 31,
2025
. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
The Income Fund of America — Class 529-F-3 2	12.76%	10.77%
S&P 500 Index 3	16.33%	16.69%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	10.46%
Bloomberg U.S. Aggregate Index 3	3.38%	(0.85) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-1
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-1
Trading Symbol	RIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 142	1.34%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.57% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For
information
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-1 *	11.57%	8.76%	6.88%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-2
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-2
Trading Symbol	RIDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.60%
for
the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2 *	11.60%	8.76%	6.88%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions )	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes d erivatives .
The Income Fund of America - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-2E
Trading Symbol	RIEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.88% for the year ended July 31, 2025. That result compares with a 11.81%
gain
for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2E *	11.88%	9.08%	7.20%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-3
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-3
Trading Symbol	RIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.08% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional
periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-3 *	12.08%	9.24%	7.35%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-4
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-4
Trading Symbol	RIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.41% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S.
Aggregate
Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-4 *	12.41%	9.57%	7.68%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, ha
s no
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-5E
Trading Symbol	RIDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.63% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class R-5E 2	12.63%	9.79%	8.19%
S&P 500 Index 3	16.33%	15.88%	14.11%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	9.88%	9.87%
Bloomberg U.S. Aggregate Index 3	3.38%	(1.07) %	1.70%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-5
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-5
Trading Symbol	RIDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.77% for the year ended July 31, 2025.
That
result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-5 *	12.77%	9.91%	8.00%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America Class R-6
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-6
Trading Symbol	RIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.81% for the year ended July 31, 2025.
That
result compares with a 11
.81%
gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For
information
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-6 *	12.81%	9.95%	8.05%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, resul ts refl
ect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors cannot
invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not refle ct t he deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 133,794,000,000
Holdings Count | Holding	3,186
Advisory Fees Paid, Amount	$ 285,000,000
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) *Includes derivatives.